UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Jacobs
Title:    Chief Compliance Officer
Phone:    678-500-8620

Signature, Place, and Date of Signing:

      /s/ Paul Jacobs               Atlanta, GA                1-15-2010
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           56

Form 13F Information Table Value Total:  $   106,024
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.28-00399        	State Street Corporation

Consolidated Positions as of 12-31-09
                               Title of                                        Investment             Other    Voting
Name of Issuer                  Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------
A T & T Corp			Common	00206R102    496,074.94	  17,698	Shared-Other            1      None
A T & T Corp			Common	00206R102        672.72	      24	Full Discretion/Sole    N/A    Sole
Abbott Laboratories		Common	002824100    312,062.20	   5,780	Shared-Other            1      None
Apple Inc			Common	037833100    619,552.08	   2,940	Shared-Other            1      None
Bank Of America Corp		Common	060505104    348,940.20	  23,170	Shared-Other            1      None
Berkshire Hathaway Inc Del Cl	Common	084670207  2,684,662.00	     817	Full Discretion/Sole    N/A    Sole
BP Plc ADR			Common	055622104    591,757.76   10,208	Shared-Other            1      None
Burlington Northern Santa Fe	Common	12189T104    565,782.94	   5,737	Shared-Other            1      None
CH Robinson Worldwide Inc	Common	12541W209    514,709.72	   8,764	Shared-Other            1      None
ChevronTexaco			Common	166764100    369,090.06	   4,794	Shared-Other            1      None
Cisco Systems Inc		Common	17275R102    349,524.00	  14,600	Shared-Other            1      None
Cisco Systems Inc		Common	17275R102         47.88	       2	Full Discretion/Sole    N/A    Sole
Coca Cola Company		Common	191216100    483,360.00	   8,480	Shared-Other            1      None
Colgate-Palmolive Co		Common	194162103  9,460,147.55  115,157	Full Discretion/Sole    N/A    Sole
Comerica Incorporated		Common	200340107    226,387.92	   7,656	Shared-Other            1      None
DJ Wilshire REIT		Common	78464A607    392,803.65	   7,982.19	Full Discretion/Sole    N/A    Sole
E-Trade Financial Corp		Common	269246104     31,099.20	  17,670	Shared-Other            1      None
Exxon Mobil Corporation		Common	30231G102  1,018,758.60	  14,940	Shared-Other            1      None
Family Dollar Stores		Common	307000109    264,885.94	   9,518	Shared-Other            1      None
Ford Motor Company		Common	345370860    117,510.00	  11,751	Shared-Other            1      None
General Electric Company	Common	369604103    504,706.54	  33,358	Shared-Other            1      None
General Electric Company	Common	369604103     18,156.00	   1,200	Full Discretion/Sole    N/A    Sole
Genworth Financial Inc		Common	37247D106    261,050.00	  23,000	Shared-Other            1      None
Genzyme Corp Genl		Common	372917104    237,306.42	   4,842	Shared-Other            1      None
Goldman Sachs Group Inc		Common	38141G104    251,571.60	   1,490	Shared-Other            1      None
Google				Common	38259P508    514,583.40	     830	Shared-Other            1      None
Hewlett-Packard Company		Common	428236103    348,722.70	   6,770	Shared-Other            1      None
Hewlett-Packard Company		Common	428236103     48,831.48      948	Full Discretion/Sole    N/A    Sole
Intel Corp			Common	458140100    396,984.00	  19,460	Shared-Other            1      None
Intl Business Machines		Common	459200101    616,539.00	   4,710	Shared-Other            1      None
iShares MSCI Canada Index	Common	464286509  2,248,388.77	  85,392.66	Full Discretion/Sole    N/A    Sole
iShares MSCI Japan Idx Fd	Common	464286848  4,216,766.72	 432,932.93	Full Discretion/Sole    N/A    Sole
iShares Russell 2000 Value Ind	Common	464287630  3,619,221.65	  62,357.37	Full Discretion/Sole    N/A    Sole
iShares S&P Europe 350 Index	Common	464287861  3,141,732.88	  80,639.96	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Index	Common	464287804  9,545,878.86	 174,449.54	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Value	Common	464287879  4,439,830.61	  76,050.54	Full Discretion/Sole    N/A    Sole
iShares Trust Russell 2000 Ind	Common	464287655    255,054.69	   4,084.80	Full Discretion/Sole    N/A    Sole
iShares Trust S&P 500 Index	Common	464287200 18,575,879.37	 166,137.91	Full Discretion/Sole    N/A    Sole
Johnson & Johnson		Common	478160104    617,434.26	   9,586	Shared-Other            1      None
Johnson & Johnson		Common	478160104    987,598.53	  15,333	Full Discretion/Sole    N/A    Sole
JP Morgan Chase			Common	46625H100    438,035.04	  10,512	Shared-Other            1      None
Leggett & Platt Inc		Common	524660107    211,650.00	  10,375	Shared-Other            1      None
Lexmark Intl Inc Cl A		Common	529771107    217,062.90	   8,355	Shared-Other            1      None
Medtronic Inc			Common	585055106    203,627.40	   4,630	Shared-Other            1      None
Merck & Co Inc			Common	589331107    303,208.92	   8,298	Shared-Other            1      None
Microsoft Corp			Common	594918104    712,927.20	  23,390	Shared-Other            1      None
Microsoft Corp			Common	594918104    306,263.04	  10,048	Full Discretion/Sole    N/A    Sole
Occidental Pete Corp		Common	674599105    250,558.00	   3,080	Shared-Other            1      None
Oracle Corp			Common	68389X105    349,061.90	  14,230	Shared-Other            1      None
Pepsico Incorporated		Common	713448108    275,910.40	   4,538	Shared-Other            1      None
Pfizer Incorporated		Common	717081103    421,007.55   23,145	Shared-Other            1      None
Philip Morris International In	Common	718172109    286,730.50	   5,950	Shared-Other            1      None
PNC Financial Services Group	Common	693475105    315,525.83	   5,977	Shared-Other            1      None
ProLogis Trust			Common	743410102    153,464.90	  11,210	Shared-Other            1      None
Schlumberger Ltd		Common	806857108    264,916.30	   4,070	Shared-Other            1      None
SPDR Trust Unit Sr 1		Common	78462F103 29,923,800.55	 268,519.39	Full Discretion/Sole    N/A    Sole
Sprint Nextel Corporation	Common	852061100     80,629.80	  22,030	Shared-Other            1      None
Sprint Nextel Corporation	Common	852061100      4,047.96	   1,106	Full Discretion/Sole    N/A    Sole
Verizon Communications		Common	92343V104    249,866.46	   7,542	Shared-Other            1      None
Verizon Communications		Common	92343V104     22,660.92	     684	Full Discretion/Sole    N/A    Sole
Wal-Mart Stores			Common	931142103    386,122.80	   7,224	Shared-Other            1      None
Wellpoint Hlth Ntwks New	Common	94973V107    308,937.00	   5,300	Shared-Other            1      None
Wells Fargo & Co		Common	949746101    341,990.29	  12,671	Shared-Other            1      None
Yum Brands Inc			Common	988498101    302,840.20	   8,660	Shared-Other            1      None